                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_] ; Amendment Number:
                                                ----------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT  06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shanna S. Sullivan
Title: Vice President
Phone: (203) 629-1980

Signature, Place, and Date of Signing:

/s/ Shanna S. Sullivan
-------------------------           Greenwich, CT             October 14, 2008
       (Signature)                  (City, State)                  (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
028-01190              Frank Russell Company
028-05788              IXIS Asset Management Advisors, L.P.

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                              Form 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:                2
Form 13F Information Table Entry Total:          55
Form 13F Information Table Value Total:  $6,336,303
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.  Form 13F File number  Name

 1         028-01190       Frank Russell Company
 2         028-05788       Natixis Asset Management Advisors, L.P.

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Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180,
                               Greenwich, CT 06830

                                                                       9/30/2008

            Item 1            Item 2   Item 3    Item 4    Item 5              Item 6          Item 7            Item 8
                                                                       Investment Discretion                Voting Authority
                               Title              Mkt.              --------------------------        ----------------------------
                                of     Cusip     Value                 Sole      Shared  Other           Sole    Shared    None
       Name of Issuer          Class   Number   x $1000    Shares       (A)       (B)     (C)   Mgrs.     (A)      (B)      (C)
----------------------------------------------------------------------------------------------------------------------------------
AES Corporation               COMMON 00130H105   228,036 19,506,891 18,199,186 1,307,705     0        13,965,786      0  5,541,105
Aetna, Inc.                   COMMON 00817Y108    33,387    924,600    924,600         0     0           924,600      0          0
Aon Corporation               COMMON 037389103   136,641  3,039,179  2,823,648   215,531     0         2,136,148      0    903,031
Apollo Group, Inc.            COMMON 037604105   232,136  3,914,604  3,631,676   282,928     0         2,743,176      0  1,171,428
Atlas Pipeline Partners, L    COMMON 049392103       255     10,000     10,000         0     0            10,000      0          0
Barrick Gold Corporation      COMMON 067901108    90,743  2,469,857  2,252,957   216,900     0         1,693,857      0    776,000
Baxter International Inc      COMMON 071813109   145,579  2,218,179  2,067,372   150,807     0         1,561,672      0    656,507
Berkshire Hathaway, Inc. Cl A COMMON 084670207    23,003      5,234      4,751       483     0             4,751      0        483
Berkshire Hathaway, Inc. Cl B COMMON 084670108   111,794        856        856         0     0               618      0        238
Boston Scientific Corporation COMMON 101137107   238,084 19,403,765 18,004,520 1,399,245     0        13,549,120      0  5,854,645
Cardinal Health Inc.          COMMON 14149Y108   205,781  4,175,754  3,879,723   296,031     0         2,899,523      0  1,276,231
CIGNA Corporation             COMMON 125509109   190,418  5,603,823  5,154,892   448,931     0         3,761,292      0  1,842,531
CitiGroup, Inc.               COMMON 172967101       500     24,375     24,375         0     0            24,375      0          0
Comcast Corporation Class A   COMMON 20030N101   216,817 11,045,176 10,250,164   795,012     0         7,756,364      0  3,288,812
Corning Inc.                  COMMON 219350105       235     15,000     15,000         0     0            15,000      0          0
Credit Suisse Group           COMMON 225401108   212,194  4,395,074  4,049,482   345,592     0         2,935,482      0  1,459,592
DIRECTV Group Inc             COMMON 25459L106       465     17,750     17,750         0     0            17,750      0          0
Dr. Pepper Snapple Group I    COMMON 26138E109   123,971  4,681,696  4,314,314   367,382     0         3,271,914      0  1,409,782
El Paso Corporation           COMMON 28336L109   223,262 17,496,990 16,293,058 1,203,932     0        12,442,458      0  5,054,532
Frontier Communications Co    COMMON 35906A108       443     38,500     38,500         0     0            38,500      0          0
General Electric Company      COMMON 369604103   140,968  5,528,174  5,125,050   403,124     0         3,876,650      0  1,651,524
Goldman Sachs Group Inc       COMMON 38141G104    87,134    680,738    624,000    56,738     0           451,200      0    229,538
Halliburton Company           COMMON 406216101       340     10,500     10,500         0     0            10,500      0          0
Hewlett-Packard Company       COMMON 428236103    97,303  2,104,302  1,944,028   160,274     0         1,447,428      0    656,874
Intl Business Machines Corp.  COMMON 459200101       240      2,048      2,048         0     0             2,048      0          0
Interpublic Group of Cos.     COMMON 460690100   168,281 21,713,623 20,086,840 1,626,783     0        15,199,940      0  6,513,683
JetBlue Airways Corporation   COMMON 477143101       272     55,000     55,000         0     0            55,000      0          0
Kimberly-Clark Company        COMMON 494368103   195,321  3,012,347  2,794,501   217,846     0         2,115,001      0    897,346
Kinetic Concepts, Inc.        COMMON 49460W208    62,363  2,181,270  2,009,040   172,230     0         1,510,040      0    671,230
Kraft Foods, Inc.             COMMON 50075N104       207      6,331      6,331         0     0             6,331      0          0
Lowe's Companies, Inc.        COMMON 548661107       231      9,750      9,750         0     0             9,750      0          0
Marathon Oil Corporation      COMMON 565849106   150,260  3,768,743  3,527,923   240,820     0         2,724,123      0  1,044,620
Marsh & McLennan Companies    COMMON 571748102   102,882  3,239,352  3,003,488   235,864     0         2,273,788      0    965,564
Merck & Co. Inc.              COMMON 589331107       265      8,400      8,400         0     0             8,400      0          0
National City Corporation     COMMON 635405103    66,177 37,815,475 35,021,286 2,794,189     0        27,656,986      0 10,158,489
Newmont Mining Corporation    COMMON 651639106   145,860  3,763,166  3,467,423   295,743     0         2,641,123      0  1,122,043
Pfizer Inc.                   COMMON 717081103   236,086 12,802,914 11,843,074   959,840     0         8,798,074      0  4,004,840
Phillip Morris International  COMMON 718172109       392      8,150      8,150         0     0             8,150      0          0
Pioneer Natural Resources Co. COMMON 723787107   154,658  2,958,269  2,773,677   184,592     0         2,101,177      0    857,092
Royal Dutch Shell PLC ADR     COMMON 780259206   219,235  3,715,225  3,441,027   274,198     0         2,598,827      0  1,116,398
Southwest Airlines Company    COMMON 844741108    99,424  6,852,081  6,374,104   477,977     0         4,821,104      0  2,030,977
Spectra Energy Corporation    COMMON 847560109   156,392  6,571,103  6,111,850   459,253     0         4,702,950      0  1,868,153
State Street Corporation      COMMON 857477103   101,809  1,789,899  1,620,134   169,765     0         1,223,234      0    566,665
Sun Microsystems Inc          COMMON 866810104   154,527 20,332,454 18,690,197 1,642,257     0        13,692,997      0  6,639,457
Symantec Corporation          COMMON 871503108   207,513 10,598,216  9,846,740   751,476     0         7,461,540      0  3,136,676
TJX Companies, Inc.           COMMON 872540109       740     24,250     24,250         0     0            24,250      0          0
Texas Instruments Inc.        COMMON 882508104   208,380  9,692,115  8,921,910   770,205     0         6,541,110      0  3,151,005
Textron Incorporated          COMMON 883203101       205      7,000      7,000         0     0             7,000      0          0
Time Warner, Inc.             COMMON 887317105   214,888 16,391,160 15,217,047 1,174,113     0        11,509,347      0  4,881,813
Unilever NV ADR               COMMON 904784709   202,648  7,196,299  6,670,513   525,786     0         5,000,713      0  2,195,586
Unum Group                    COMMON 91529Y106   178,670  7,118,321  6,610,655   507,666     0         5,002,755      0  2,115,566
Walt Disney Holding Company   COMMON 254687106   128,518  4,187,608  3,884,929   302,679     0         2,909,229      0  1,278,379
Washington Post Company       COMMON 939640108   198,024    355,673    329,670    26,003     0           249,015      0    106,658
Waste Management, Inc.        COMMON 94106L109    44,274  1,405,980  1,254,483   151,497     0           942,983      0    462,997
Flextronics International     COMMON Y2573F102   198,072 27,976,212 25,852,557 2,123,655     0        19,078,357      0  8,897,855

   Totals:                      55             6,336,303